UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-5086

				    Churchill Tax-Free Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

ANNUAL
REPORT

DECEMBER 31, 2004

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILA(SM) GROUP OF FUNDS

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

                SERVING KENTUCKY INVESTORS FOR MORE THAN 15 YEARS

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                                  ANNUAL REPORT

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

      The year 2004 ended with neither a whimper nor a bang! It was another year in which both bonds and stocks provided some amount of positive return. The Federal Reserve responded aggressively last year to the threat of rising inflation. Short-term rate targets were raised five times from their historical 1.00% low to 2.25% at year end. And, as we begin 2005, it too promises to be every bit as eventful as it was in 2004: the United States prepares Iraq for the country's first free elections; relief efforts are underway in the devastated tsunami-ravaged areas of the world; and the ongoing political battles continue in Washington and at the local level after November 2004's hotly contested elections.

      Last year, inflation started edging up, driven in large part by out-of-control oil prices. Peaking at over $50 a barrel, oil closed the year at just over $43 - well below November's average price of nearly $49. As measured by the Producer Price Index (PPI), inflation is expected to have risen 4.7% for the year. The Consumer Price Index (CPI) is forecasted to have risen 3.4% in 2004. And, what we believe to be the best overall measure of the nation's economic health - the Gross Domestic Product (GDP) - is expected to have risen approximately 4.0% in 2004, versus 4.6% in 2003. The national unemployment rate ended the year at an annual rate of 5.4%.

      2004 marks the second consecutive year that stocks provided investors with positive year-end results. The Dow Jones Industrial Average rose 5.31%. Other measures of equity performance fared even better: the S & P 500 closed up 10.88%; and the NASDAQ Composite Index rose 9.15%. We are proud to report that Churchill Tax-Free Fund of Kentucky provided Class A shareholders with a positive total rate of return of 4.49% in 2004, outperforming 94% of our peer group of all intermediate single-state municipal bond funds according to Morningstar.

      As we enter 2005, Kentucky is still without an approved budget. With the legislature reconvening in February, let's hope that partisan bickering will be the only thing "tabled." The absence of a budget has been a double edged sword for Kentucky bond holders. On the one hand, "no budget means no bonds" (actually, a much reduced amount). Since demand for Kentucky bonds is still strong, the bonds or bond funds you already own have really retained their value. But on the other hand, if you are looking for more Kentucky bonds, chances are you will have to pay a bit more for them, since demand is strong. What a dilemma! 2004 saw a real improvement in Kentucky's overall economy. Unemployment is down, productivity is up, and tax revenues, as measured by the Commonwealth's General Fund, are on the rise.

      The investment objective of Churchill Tax-Free Fund of Kentucky is to strive to provide as high a level of triple tax-exempt current income as is consistent with the preservation of capital. However, for certain investors, some portion of your dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT). We believe this objective continues to be successfully addressed by adhering to a discipline of solid fundamental, conservative portfolio management ideals. The Class A share net asset value began 2004 at $10.69 per share. We ended the year with a net asset value of $10.74 per share. The Fund continues to maintain an average credit quality of "AA", with no bonds rated less than "A". At year-end, over 66% of the portfolio was rated "AAA". Our "laddered" maturity structure helps us manage price volatility. The Fund has an average life of approximately 12.0 years and a modified duration of approximately 4.5 years. We maintain a well-diversified portfolio of over 195 different Kentucky issues.

      We remain cautiously optimistic about the prospects for the U. S. and Kentucky economies in 2005, and will seek to continue to react appropriately to signs of rising inflation. It is going to take continued vigilance and intervention by the Federal Reserve to keep our economy on a positive track while striving to tame inflation pressures over the course of 2005. To address these concerns, we will seek to "stay the course" and manage the portfolio by taking advantage of opportunities in the Kentucky marketplace that are consistent with the investment objectives of the Fund.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2004 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

Fund's Class A Shares

     Cost           Without          With              Lehman Brothers
      of             Sales          Sales           Quality Intermediate
    Living          Charge          Charge          Municipal Bond Index

   $10,000         $10,000         $ 9,600                 $10,000
    10,254          11,345          10,887                  11,380
    10,595          11,861          11,382                  11,865
    10,775          12,794          12,277                  12,734
    10,949          13,443          12,899                  13,498
    11,242          13,240          12,705                  13,537
    11,623          14,345          13,765                  14,705
    11,804          14,925          14,321                  15,516
    12,084          16,082          15,432                  16,948
    12,311          16,886          16,203                  17,735
    12,712          17,660          16,946                  18,270

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED DECEMBER 31, 2004
                                                    --------------------------------------------
                                                                                         SINCE
CLASS AND INCEPTION DATE                            1 YEAR     5 YEARS     10 YEARS    INCEPTION
------------------------                            ------     -------     --------    ---------
Class A (5/21/87)
   With Sales Charge.............................    0.27%       5.05%       5.42%       6.21%
   Without Sales Charge..........................    4.49%       5.91%       5.85%       6.46%

Class C (4/1/96)
   With CDSC.....................................    2.51%       4.99%        n/a        4.39%
   Without CDSC..................................    3.51%       4.99%        n/a        4.39%

Class Y (4/1/96)
   No Sales Charge...............................    4.65%       6.08%        n/a        5.43%

Class I (8/6/01)
   No Sales Charge...............................    4.24%        n/a         n/a        5.01%

COMPARATIVE INDEX

Lehman Index.....................................    3.02%       6.18%       6.21%        6.35% (Class A)
                                                                                          5.58% (Class C&Y)
                                                                                          5.22% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class I and Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class's income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Churchill Tax-Free Fund of Kentucky:

      We have audited the accompanying statement of assets and liabilities of Churchill Tax-Free Fund of Kentucky, including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                                   KPMG LLP

New York, New York
February 18, 2005

--------------------------------------------------------------------------------

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2004

                                                                                RATING
    FACE                                                                       MOODY'S/
   AMOUNT         GENERAL OBLIGATION BONDS (2.5%)                                 S&P                VALUE
--------------    -----------------------------------------------------       ----------         ------------
                  Bowling Green, Kentucky
$      200,000    5.300%, 06/01/18 ....................................         Aa3/NR           $    218,208
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Unlimited Tax
       125,000    5.000%, 12/01/15 ....................................         Aa2/AA+               134,207
       340,000    5.150%, 12/01/17 ....................................         Aa2/AA+               366,598
                  Louisville, Kentucky Unlimited Tax
     2,205,000    5.000%, 10/01/21 FGIC Insured .......................         Aaa/AAA             2,344,356
                  Louisville-Jefferson County, Kentucky Metro
                     Government Unlimited Tax
     1,590,000    5.020%, 11/01/19 ....................................         Aa2/AA              1,718,011
     1,825,000    5.00%, 11/01/20 .....................................         Aa2/AA              1,961,182
                  Warren County, Kentucky Judicial Unlimited Tax
       345,000    5.100%, 09/01/17 AMBAC Insured ......................         Aaa/NR                375,222
       365,000    5.150%, 09/01/18 AMBAC Insured ......................         Aaa/NR                398,354
                                                                                                 ------------
                     Total General Obligation Bonds ...................                             7,516,138
                                                                                                 ------------

                  REVENUE BONDS (95.6%)

                  STATE AGENCIES (37.2%)
                  Kentucky Area Development District Financing
       500,000    5.000%, 12/01/23 LOC Wachovia Bank ..................          NR/AA                522,625
                  Kentucky Infrastructure Authority
     1,000,000    5.250%, 06/01/12 ....................................         Aa3/A+              1,102,630
       635,000    5.250%, 06/01/12 ....................................         Aa3/A+                677,640
     2,740,000    5.250%, 06/01/14 ....................................         Aa3/A+              3,006,328
     1,235,000    5.250%, 08/01/17 ....................................          NR/AA              1,370,220
       100,000    5.000%, 06/01/18 ....................................         Aa3/A+                105,946
       230,000    5.000%, 06/01/21 ....................................         Aa3/A+                241,682
                  Kentucky State Property and Buildings Commission
     3,000,000    6.250%, 09/01/07 MBIA Insured .......................         Aaa/AAA             3,300,210
       220,000    6.000%, 09/01/08 ....................................         Aa3/A+                246,486
       310,000    5.50%, 11/01/09 AMBAC Insured .......................         Aaa/AAA               324,843
       190,000    5.50%, 11/01/09 AMBAC Insured (pre-refunded) ........         Aaa/AAA               199,112
     4,000,000    5.375%, 02/01/14 FSA Insured (pre-refunded) .........         Aaa/AAA             4,549,360
       400,000    5.250%, 10/01/14 (pre-refunded) .....................         Aa3/A+                448,676

                                                                                RATING
      FACE                                                                     MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                       S&P                VALUE
--------------    -----------------------------------------------------       ----------         ------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings Commission
                     (continued)
$    3,250,000    5.625%, 09/01/15 (pre-refunded) .....................         Aa3/A+           $  3,714,230
       460,000    5.125%, 09/01/15 (pre-refunded) .....................         Aa3/A+                513,779
    10,000,000    5.375%, 10/01/15 MBIA Insured (pre-refunded) ........         Aaa/AAA            11,367,000
     1,000,000    5.000%, 11/01/15 AMBAC Insured ......................         Aaa/AAA             1,097,040
       100,000    5.375%, 05/01/16 MBIA Insured (pre-refunded) ........         Aaa/AAA               112,111
     3,775,000    5.375%, 08/01/16 (pre-refunded) .....................         Aaa/AAA             4,279,604
     2,725,000    5.375%, 08/01/16 FSA Insured ........................         Aaa/AAA             2,989,053
     3,905,000    5.125%, 09/01/16 (pre-refunded) .....................         Aa3/A+              4,361,534
     5,000,000    5.250%, 10/01/16 ....................................         Aa3/A+              5,448,300
     1,100,000    5.000%, 11/01/16 AMBAC Insured ......................         Aaa/AAA             1,198,098
     1,265,000    5.250%, 08/01/17 MBIA Insured (pre-refunded) ........         Aaa/AAA             1,436,724
     1,250,000    5.000%, 08/01/17 FSA Insured (pre-refunded) .........         Aaa/AAA             1,389,425
       975,000    5.000%, 08/01/17 FSA Insured ........................         Aaa/AAA             1,039,535
     8,155,000    5.125%, 09/01/17 (pre-refunded) .....................         Aa3/A+              9,108,401
       200,000    5.375%, 10/01/17 MBIA Insured (pre-refunded) ........         Aaa/AAA               227,340
     4,735,000    5.250%, 10/01/17 ....................................         Aa3/A+              5,148,508
     1,250,000    5.500%, 11/01/17 FSA Insured ........................         Aaa/AAA             1,410,588
     1,000,000    5.000%, 11/01/17 AMBAC Insured ......................         Aaa/AAA             1,085,280
       165,000    5.375%, 02/01/18 FSA Insured (pre-refunded) .........         Aaa/AAA               187,661
     3,030,000    5.000%, 08/01/18 FSA Insured (pre-refunded) .........         Aaa/AAA             3,367,966
     3,950,000    5.125%, 09/01/18 (pre-refunded) .....................         Aa3/A+              4,400,893
     6,000,000    5.250%, 10/01/18 ....................................         Aa3/A+              6,517,020
     1,000,000    5.500%, 11/01/18 FSA Insured ........................         Aaa/AAA             1,131,390
       155,000    5.100%, 11/01/18 FSA Insured ........................         Aaa/AAA               167,862
       145,000    5.100%, 11/01/18 (pre-refunded) .....................         Aa3/A+                160,424
     1,500,000    5.000%, 11/01/18 AMBAC Insured ......................         Aaa/AAA             1,620,930
     1,040,000    5.000%, 08/01/19 FSA Insured (pre-refunded) .........         Aaa/AAA             1,156,002
     4,000,000    5.375%, 10/01/19 MBIA Insured (pre-refunded) ........         Aaa/AAA             4,546,800
     1,925,000    5.000%, 10/01/19 ....................................         Aa3/A+              2,035,688
       360,000    5.000%, 10/01/19 MBIA Insured .......................         Aaa/AAA               381,935
       705,000    5.150%, 11/01/19 FSA Insured ........................         Aaa/AAA               765,863
     3,000,000    5.000%, 11/01/19 FSA Insured ........................         Aaa/AAA             3,207,960
     2,000,000    5.750%, 05/01/20 MBIA Insured (pre-refunded) ........         Aaa/AAA             2,277,040

                                                                                RATING
     FACE                                                                      MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                       S&P                VALUE
--------------    -----------------------------------------------------       ----------         ------------
                  STATE AGENCIES (CONTINUED)
                  Kentucky State Property and Buildings Commission
                     (continued)
$      250,000    5.000%, 05/01/20 FSA Insured .........................        Aaa/AAA          $    263,402
       160,000    5.000%, 10/01/20 MBIA Insured ........................        Aaa/AAA               169,069
       270,000    5.100%, 10/01/21 MBIA Insured ........................        Aaa/AAA               287,539
       255,000    5.150%, 02/01/22 FSA Insured .........................        Aaa/AAA               272,740
     5,000,000    5.000%, 10/01/22 MBIA Insured ........................        Aaa/AAA             5,323,650
       235,000    5.000%, 08/01/23 MBIA Insured ........................        Aaa/AAA               248,583
        80,000    5.000%, 08/01/23 MBIA Insured (pre-refunded) .........        Aaa/AAA                89,384
                                                                                                 ------------
                     Total State Agencies ..............................                          110,602,109
                                                                                                 ------------

                  COUNTY AGENCIES (8.5%)
                  Floyd County, Kentucky Public Property Courthouse
       510,000    5.500%, 09/01/14 (pre-refunded) ......................        NR/NR*                539,090
                  Jefferson County, Kentucky Capital Projects
     1,000,000    5.200%, 06/01/08 MBIA Insured ........................        Aaa/AAA             1,084,670
       430,000    5.200%, 06/01/12 MBIA Insured ........................        Aaa/AAA               464,400
       570,000    5.250%, 06/01/13 MBIA Insured ........................        Aaa/AAA               615,281
       520,000    5.250%, 06/01/14 MBIA Insured ........................        Aaa/AAA               560,674
     3,370,000    5.375%, 06/01/18 MBIA Insured ........................        Aaa/AAA             3,639,229
     1,640,000    5.375%, 06/01/22 MBIA Insured ........................        Aaa/AAA             1,771,020
     5,935,000    5.500%, 06/01/28 MBIA Insured ........................        Aaa/AAA             6,410,097
                  Pendleton County, Kentucky Multi-County Lease Revenue
     4,500,000    6.500%, 03/01/19 .....................................         NR/A               4,535,055
                  Warren County, Kentucky Justice Center
     1,580,000    5.250%, 09/01/17 MBIA Insured ........................        Aaa/AAA             1,709,402
                  Warren County, Kentucky Justice Center Expansion
                     Corp. Revenue
       700,000    5.400%, 09/01/24 .....................................        Aa3/NR                755,965
     2,895,000    5.350%, 09/01/29 MBIA Insured ........................        Aaa/AAA             3,062,939
                                                                                                 ------------
                     Total County Agencies .............................                           25,147,822
                                                                                                 ------------

                  CITY/MUNICIPALITY OBLIGATIONS (3.9%)
                  Jeffersontown, Kentucky Public Project Corp.
       500,000    5.750%, 11/01/15 .....................................         A3/NR                532,820

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                        S&P              VALUE
--------------    -----------------------------------------------------         ----------       ------------
                  CITY/MUNICIPALITY OBLIGATIONS (CONTINUED)
                  Lexington-Fayette Urban County Government,
                     Kentucky Public Facilities Revenue
$      180,000    5.125%, 10/01/23 FSA Insured ........................         Aaa/AAA          $    192,004
                  Louisville, Kentucky Parking Authority
     1,140,000    5.000%, 12/01/14 MBIA Insured .......................         Aaa/AAA             1,218,022
                  Mount Sterling, Kentucky Lease Revenue
     2,020,000    6.150%, 03/01/13 ....................................         Aa3/NR              2,034,645
     7,000,000    6.200%, 03/01/18 ....................................         Aa3/NR              7,051,240
                  Mount Sterling, Kentucky Lease Revenue (continued)
                  Shelbyville, Kentucky Certificates of Participation
       625,000    5.000%, 10/01/22 ....................................          A2/NR                650,994
                                                                                                 ------------
                     Total City/Municipality Obligations ..............                            11,679,725
                                                                                                 ------------

                  HOSPITALS (4.4%)
                  Jefferson County, Kentucky Health Facilities Revenue
       240,000    5.000%, 10/01/12 MBIA Insured .......................         Aaa/AAA               255,780
     1,715,000    5.650%, 01/01/17 AMBAC Insured ......................         Aaa/AAA             1,839,286
     2,200,000    5.250%, 05/01/17 ....................................          NR/A               2,330,570
     2,815,000    5.125%, 10/01/17 AMBAC Insured ETM ..................         Aaa/AAA             2,911,808
       525,000    5.125%, 10/01/18 MBIA Insured ETM ...................         Aaa/AAA               550,190
       125,000    5.750%, 01/01/26 AMBAC Insured ......................         Aaa/AAA               134,349
                  Kentucky Development Finance Authority
                     Hospital Revenue
     2,790,000    5.000%, 08/15/15 MBIA Insured .......................         Aaa/AAA             2,856,597
                  Kentucky Economic Development Finance Authority
     1,000,000    5.000%, 02/01/18 FSA Insured ........................         Aaa/AAA             1,040,340
                  Louisville & Jefferson County, Kentucky Medical
                     Center Revenue
     1,000,000    5.000%, 06/01/18 ....................................          NR/A               1,063,990
                                                                                                 ------------
                     Total Hospitals ..................................                            12,982,910
                                                                                                 ------------

                  HOUSING (6.7%)
                  Kentucky Housing Corp. Housing Revenue
       100,000    5.125%, 07/01/17 ....................................         Aaa/AAA               102,990
        95,000    5.550%, 07/01/18 AMT ................................         Aaa/AAA                95,656

                                                                                   RATING
      FACE                                                                        MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                          S&P             VALUE
--------------    ----------------------------------------------------------     ----------      ------------
                  HOUSING (CONTINUED)
                  Kentucky Housing Corp. Housing Revenue (continued)
$      250,000    5.850%, 07/01/20 AMT .....................................       Aaa/AAA       $    263,177
     2,000,000    5.600%, 07/01/20 AMT .....................................       Aaa/AAA          2,056,740
     1,150,000    5.350%, 01/01/21 AMT .....................................       Aaa/AAA          1,174,622
     6,075,000    5.450%, 07/01/22 AMT .....................................       Aaa/AAA          6,248,988
     4,065,000    5.250%, 07/01/22 AMT .....................................       Aaa/AAA          4,170,080
       245,000    5.200%, 07/01/22 .........................................       Aaa/AAA            252,387
       300,000    5.100%, 07/01/22 AMT .....................................       Aaa/AAA            304,473
     4,140,000    5.200%, 07/01/25 AMT .....................................       Aaa/AAA          4,217,045
       275,000    5.375%, 07/01/27 .........................................       Aaa/AAA            282,323
       570,000    5.550%, 07/01/33 .........................................       Aaa/AAA            584,866
                                                                                                 ------------
                     Total Housing .........................................                       19,753,347
                                                                                                 ------------

                  POLLUTION CONTROL REVENUE (1.3%)
                  Jefferson County, Kentucky Pollution Control
                     (LG&E Energy)
     3,800,000    5.900%, 04/15/23 .........................................        A1/A-           3,887,210
                                                                                                 ------------

                  SCHOOLS (11.5%)
                  Beechwood, Kentucky Independent School District
                     Finance Corp.
       180,000    5.650%, 03/01/20 .........................................       Aa3/NR             198,709
                  Boone County, Kentucky School District Finance
                     Corp. School Building
       660,000    5.000%, 06/01/15 .........................................       Aa3/NR             693,356
       225,000    5.250%, 08/01/15 .........................................       Aa3/NR             244,955
       285,000    5.700%, 02/01/16 .........................................       Aa3/NR             317,134
     1,000,000    5.375%, 08/01/20 FSA Insured .............................       AAA/NR           1,084,930
                  Boyd County, Kentucky School District Finance Corp.
     1,025,000    5.000%, 10/01/15 .........................................       Aa3/NR           1,103,013
       575,000    5.375%, 10/01/17 .........................................       Aa3/NR             622,811
                  Christian County, Kentucky School District Finance Corp.
       500,000    5.000%, 06/01/09 .........................................       Aa3/NR             538,540
                  Daviess County Kentucky School District Finance Corp.
       200,000    5.000%, 06/01/24 .........................................       Aa3/NR             210,728

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                         S&P              VALUE
--------------    -------------------------------------------------------       ----------       ------------
                  SCHOOLS (CONTINUED)
                  Fayette County, Kentucky School Building
$    1,780,000    5.700%, 12/01/16 ......................................         Aa3/AA-        $  1,929,395
                  Fayette County, Kentucky School Building Revenue
       200,000    5.125%, 04/01/18 AMBAC Insured ........................         Aaa/AAA             216,050
                  Fayette County, Kentucky School District Finance Corp.
       250,000    5.300%, 09/01/14 ......................................         Aa3/AA-             273,255
                  Floyd County, Kentucky School Building
       250,000    5.000%, 12/01/09 ......................................         Aa3/NR              273,958
                  Franklin County, Kentucky School District
                     Finance Corp.
     1,000,000    5.000%, 04/01/24 ......................................         Aa3/NR            1,052,840
                  Graves Co., Kentucky School Building Revenue
     1,260,000    5.000%, 06/01/22 ......................................         Aa3/NR            1,329,804
     1,320,000    5.000%, 06/01/23 ......................................         Aa3/NR            1,386,449
                  Hardin County, Kentucky School District Finance Corp.
       100,000    5.500%, 02/01/17 ......................................         Aa3/NR              109,568
                  Jefferson County, Kentucky School District Finance
                     Corp. School Building
       750,000    5.300%, 01/01/13 FSA Insured ..........................         Aaa/AAA             844,485
       695,000    5.125%, 11/01/14 FSA Insured (pre-refunded) ...........         Aaa/AAA             744,971
     3,195,000    5.125%, 02/01/16 MBIA Insured (pre-refunded) ..........         Aaa/AAA           3,359,734
       250,000    5.250%, 07/01/16 FSA Insured ..........................         Aaa/AAA             269,587
                  Kenton County, Kentucky School District
     1,800,000    5.375%, 03/01/15 ......................................         Aa3/A+            1,930,932
       955,000    5.000%, 04/01/16 ......................................         Aa3/NR            1,025,002
     1,055,000    5.000%, 04/01/17 ......................................         Aa3/NR            1,126,149
       605,000    5.000%, 04/01/19 ......................................         Aa3/NR              642,661
                  Kentucky Economic Development Finance Authority
                     College Revenue Centre College
     1,230,000    5.000%, 04/01/17 FSA Insured ..........................         Aaa/AAA           1,323,824
     1,675,000    5.000%, 04/01/19 FSA Insured ..........................         Aaa/AAA           1,790,039
                  Lexington-Fayette Urban County, Kentucky
                     Government Project Transylvania University
     1,320,000    5.125%, 08/01/18 MBIA Insured .........................         Aaa/AAA           1,407,199

                                                                                    RATING
      FACE                                                                         MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                           S&P              VALUE
--------------    -----------------------------------------------------           ----------       ------------
                  SCHOOLS (CONTINUED)
                  Lexington-Fayette Urban County, Kentucky
                     Government Project U.K. Library
$      725,000    5.000%, 11/01/15 MBIA Insured .......................             Aaa/AAA        $    786,154
       205,000    5.000%, 11/01/18 MBIA Insured .......................             Aaa/AAA             220,713
                  Meade County, Kentucky School District Finance Corp.
       400,000    5.700%, 07/01/15 ....................................             Aa3/NR              426,852
       500,000    6.000%, 07/01/16 ....................................             Aa3/NR              535,360
                  Middlesboro, Kentucky Independent School District
                     Finance Corp.
       100,000    6.100%, 08/01/16 ....................................             Aa3/NR              107,567
                  Oldham County, Kentucky School District Finance Corp.
       500,000    5.000%, 05/01/19 MBIA Insured .......................             Aaa/NR              540,180
                  Scott County, Kentucky School Building
     2,750,000    5.900%, 06/01/18 (pre-refunded) .....................              Aa3/A            2,848,395
       100,000    5.000%, 03/01/22 ....................................             Aa3/NR              105,574
                  Taylor County, Kentucky School Building
       280,000    6.000%, 08/01/16 ....................................             Aa3/NR              299,944
       175,000    5.250%, 06/01/19 ....................................             Aa3/NR              190,025
                  University of Kentucky Revenue
     1,335,000    5.000%, 05/01/16 FGIC Insured (pre-refunded) ........             Aaa/AAA           1,474,374
       505,000    5.000%, 06/01/18 FSA insured ........................             Aaa/NR              542,845
                  Walton-Verona, Kentucky Independent School District
       105,000    5.100%, 06/01/19 ....................................             Aa3/NR              111,595
                                                                                                   ------------
                     Total Schools ....................................                              34,239,656
                                                                                                   ------------

                  TRANSPORTATION (13.3%)
                  Kenton County, Kentucky Airport Board Airport Revenue
       800,000    5.000%, 03/01/08 MBIA Insured AMT ...................             Aaa/AAA             851,528
       500,000    5.625%, 03/01/13 MBIA Insured AMT ...................             Aaa/AAA             551,080
     1,570,000    5.000%, 03/01/13 MBIA Insured AMT ...................             Aaa/AAA           1,681,643
       750,000    5.625%, 03/01/14 MBIA Insured AMT ...................             Aaa/AAA             826,620
     1,000,000    5.500%, 03/01/17 MBIA Insured AMT ...................             Aaa/AAA           1,098,340
     2,230,000    5.500%, 03/01/18 MBIA Insured AMT ...................             Aaa/AAA           2,437,970
     1,300,000    5.000%, 03/01/23 MBIA Insured AMT ...................             Aaa/AAA           1,342,094

                                                                                  RATING
      FACE                                                                       MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                         S&P            VALUE
--------------    ------------------------------------------------------        ----------     ------------
                  TRANSPORTATION (CONTINUED)
                  Kentucky Interlocal School Transportation Authority
$      150,000    5.100%, 03/01/05 .....................................          Aa3/A+       $    150,727
       145,000    5.400%, 06/01/17 .....................................           NR/A+            146,879
       400,000    6.000%, 12/01/20 .....................................           NR/A+            408,536
       200,000    6.000%, 12/01/20 .....................................           NR/A+            204,268
       300,000    5.800%, 12/01/20 .....................................           NR/A+            305,172
       400,000    5.650%, 12/01/20 .....................................           NR/A+            406,656
       350,000    5.600%, 12/01/20 .....................................           NR/A+            355,754
                  Kentucky State Turnpike Authority Economic
                     Development & Resource Recovery Road Revenue
       120,000    8.500%, 07/01/06 .....................................          Aa3/A+            130,680
     1,000,000    6.500%, 07/01/08 AMBAC Insured .......................          Aaa/AAA         1,134,640
     1,000,000    5.625%, 07/01/12 FSA Insured .........................          Aaa/AAA         1,142,910
       200,000    5.625%, 07/01/13 FSA Insured .........................          Aaa/AAA           228,582
       500,000    5.625%, 07/01/14 FSA Insured .........................          Aaa/AAA           571,455
       250,000    5.200%, 07/01/14 FSA Insured .........................          Aaa/AAA           279,945
     2,760,000    5.625%, 07/01/15 AMBAC Insured (pre-refunded) ........          Aaa/AAA         2,864,052
       940,000    5.625%, 07/01/15 AMBAC Insured .......................          Aaa/AAA           974,451
       450,000    5.250%, 07/01/15 FSA Insured .........................          Aaa/AAA           505,125
     2,500,000    5.250%, 07/01/16 FSA Insured .........................          Aaa/AAA         2,721,725
     3,455,000    5.100%, 07/01/18 FSA Insured .........................          Aaa/AAA         3,698,819
                  Louisville-Jefferson County Regional Airport, Kentucky
     2,500,000    5.250%, 07/1/10 FSA Insured AMT ......................          Aaa/AAA         2,720,650
     1,000,000    5.500%, 07/01/12 FSA Insured AMT .....................          Aaa/AAA         1,108,520
     2,000,000    5.750%, 07/01/15 FSA Insured AMT .....................          Aaa/AAA         2,218,600
     2,000,000    5.500%, 07/01/15 FSA Insured AMT .....................          Aaa/AAA         2,212,620
     1,000,000    5.250%, 07/01/18 FSA Insured AMT .....................          Aaa/AAA         1,075,060
     1,000,000    5.000%, 07/01/18 FSA Insured AMT .....................          Aaa/AAA         1,042,960
     1,370,000    5.250%, 07/01/21 FSA Insured AMT .....................          Aaa/AAA         1,457,735
     2,390,000    5.250%, 07/01/22 FSA Insured AMT .....................          Aaa/AAA         2,525,656
       275,000    5.375%, 07/01/23 FSA Insured AMT .....................          Aaa/AAA           292,490
                                                                                               ------------
                     Total Transportation ..............................                         39,673,942
                                                                                               ------------

                                                                                  RATING
     FACE                                                                        MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                         S&P            VALUE
--------------    ------------------------------------------------------        ----------     ------------
                  UTILITIES (8.8%)
                  Bardstown, Kentucky
$      200,000    5.000%, 12/01/19 MBIA Insured .......................          Aaa/NR        $    215,054
                  Campbell & Kenton Counties, Kentucky Sanitation
                     Sewer District
       125,000    5.000%, 08/01/18 FGIC Insured .......................          Aaa/AAA            134,456
                  Hardin County, Kentucky Water District
       605,000    5.900%, 01/01/25 MBIA Insured (pre-refunded) ........          Aaa/AAA            630,561
       395,000    5.900%, 01/01/25 MBIA Insured .......................          Aaa/AAA            411,270
                  Kentucky Rural Water Finance Corp.
       595,000    5.000%, 02/01/20 AMBAC Insured ......................          Aaa/AAA            634,681
                  Lexington-Fayette Urban County Government,
                     Kentucky Sewer System
     1,000,000    5.000%, 07/01/19 ....................................          Aa3/AA           1,067,340
                  Louisville and Jefferson County, Kentucky
                     Metropolitan Sewer District
     1,000,000    5.000%, 05/15/12 FGIC Insured .......................          Aaa/AAA          1,080,520
     2,565,000    5.375%, 05/15/17 MBIA Insured .......................          Aaa/AAA          2,851,305
     1,410,000    5.400%, 05/15/22 FGIC Insured .......................          Aaa/AAA          1,454,528
       400,000    5.000%, 05/15/22 FGIC Insured .......................          Aaa/AAA            418,388
       120,000    6.250%, 05/15/26 MBIA Insured .......................          Aaa/AAA            131,005
                  Louisville, Kentucky Waterworks Board Water
                     System Revenue
     1,000,000    5.250%, 11/15/16 FSA Insured ........................          Aaa/AAA          1,098,630
     1,000,000    5.250%, 11/15/17 FSA Insured ........................          Aaa/AAA          1,096,400
     2,485,000    5.250%, 11/15/18 FSA Insured ........................          Aaa/AAA          2,721,796
       205,000    5.250%, 11/15/19 FSA Insured ........................          Aaa/AAA            220,924
     6,600,000    5.250%, 11/15/22 FSA Insured ........................          Aaa/AAA          7,194,198
     2,415,000    5.250%, 11/15/24 FSA Insured ........................          Aaa/AAA          2,594,869
                  Northern Kentucky Water District
       240,000    5.000%, 02/01/23 FGIC Insured .......................          Aaa/NR             251,784
                  Owensboro-Davies County, Kentucky Water District
       600,000    5.000%, 01/01/13 AMBAC Insured ......................          Aaa/AAA            627,480
                  Owensboro, Kentucky Electric and Power
     1,310,000    5.000%, 01/01/20 FSA Insured ........................          Aaa/AAA          1,398,569
                                                                                               ------------
                     Total Utilities ..................................                          26,233,758
                                                                                               ------------

                                                                               RATING
      FACE                                                                    MOODY'S/
     AMOUNT       REVENUE BONDS (CONTINUED)                                      S&P            VALUE
--------------    -----------------------------------------------------      ----------     -------------
                     Total Revenue Bonds ..............................                     $ 284,200,479
                                                                                            -------------

                     Total Investments (cost $278,666,842**) ..........         98.1%         291,716,617
                     Other assets less liabilities ....................          1.9            5,736,734
                                                                               -----        -------------
                     Net Assets .......................................        100.0%       $ 297,453,351
                                                                               =====        =============

                  Portfolio Distribution By Quality Rating (unaudited)

                  Highest rating(1) ...................................         65.8%
                  Second highest rating(2) ............................         28.9
                  Third highest rating(3) .............................          5.1
                  Not rated* ..........................................          0.2
                                                                               -----
                                                                               100.0%
                                                                               =====

                  (1)   Aaa of Moody's or AAA of S&P.

                  (2)   Aa of Moody's or AA of S&P.

                  (3)   A of Moody's or S&P.

                  * Any security not rated (NR) by either credit rating service has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating was to be assigned by a rating service.

                  **    See note 4.

                                PORTFOLIO ABBREVIATIONS:
                  -----------------------------------------------
                  AMBAC - American Municipal Bond Assurance Corp.
                  AMT - Alternative Minimum Tax
                  ETM - Escrowed To Maturity
                  FGIC - Financial Guaranty Insurance Co.
                  FSA - Financial Security Assurance
                  LOC - Letter of Credit
                  MBIA - Municipal Bond Investors Assurance
                  NR - Not Rated

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

ASSETS
   Investments at value (cost $278,666,842) .............................................................            $ 291,716,617
   Cash .................................................................................................                1,279,083
   Interest receivable ..................................................................................                4,338,491
   Receivable for Fund shares sold ......................................................................                  855,890
   Other assets .........................................................................................                    8,400
                                                                                                                     -------------
   Total assets .........................................................................................              298,198,481
                                                                                                                     -------------
LIABILITIES
   Dividends payable ....................................................................................                  266,635
   Payable for Fund shares redeemed .....................................................................                  199,987
   Management fee payable ...............................................................................                   98,968
   Distribution and service fees payable ................................................................                   70,611
   Accrued expenses .....................................................................................                  108,929
                                                                                                                     -------------
Total liabilities .......................................................................................                  745,130
                                                                                                                     -------------
NET ASSETS ..............................................................................................            $ 297,453,351
                                                                                                                     =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ...................            $     276,972
   Additional paid-in capital ...........................................................................              283,848,743
   Net unrealized appreciation on investments (note 4) ..................................................               13,049,775
   Undistributed net investment income ..................................................................                  468,091
   Accumulated net realized loss on investments .........................................................                 (190,230)
                                                                                                                     -------------
                                                                                                                     $ 297,453,351
                                                                                                                     =============
CLASS A
   Net Assets ...........................................................................................            $ 232,927,160
                                                                                                                     =============
   Capital shares outstanding ...........................................................................               21,690,576
                                                                                                                     =============
   Net asset value and redemption price per share .......................................................            $       10.74
                                                                                                                     =============
   Offering price per share (100/96 of $10.74 adjusted to nearest cent) .................................            $       11.19
                                                                                                                     =============
CLASS C
   Net Assets ...........................................................................................            $   8,166,456
                                                                                                                     =============
   Capital shares outstanding ...........................................................................                  760,808
                                                                                                                     =============
   Net asset value and offering price per share .........................................................            $       10.73
                                                                                                                     =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ........................................................            $       10.73*
                                                                                                                     =============
CLASS I
   Net Assets ...........................................................................................            $   7,564,281
                                                                                                                     =============
   Capital shares outstanding ...........................................................................                  704,736
                                                                                                                     =============
   Net asset value, offering and redemption price per share .............................................            $       10.73
                                                                                                                     =============
CLASS Y
   Net Assets ...........................................................................................            $  48,795,454
                                                                                                                     =============
   Capital shares outstanding ...........................................................................                4,541,110
                                                                                                                     =============
   Net asset value, offering and redemption price per share .............................................            $       10.75
                                                                                                                     =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:

     Interest income .............................................                           $13,578,718
Expenses:

     Management fee (note 3) .....................................           $ 1,156,672
     Distribution and service fees (note 3) ......................               434,518
     Transfer and shareholder servicing agent fees ...............               131,997
     Trustees' fees and expenses (note 8) ........................                93,711
     Fund accounting fees ........................................                68,464
     Shareholders' reports and proxy statements ..................                62,575
     Legal fees ..................................................                56,669
     Auditing and tax fees .......................................                32,775
     Custodian fees ..............................................                29,984
     Insurance ...................................................                17,538
     Registration fees and dues ..................................                10,622
     Chief compliance officer (note 3) ...........................                 1,136
     Miscellaneous ...............................................                30,211
                                                                             -----------
     Total expenses ..............................................             2,126,872

     Expenses paid indirectly (note 6) ...........................               (12,557)
                                                                             -----------
     Net expenses ................................................                             2,114,315
                                                                                             -----------
     Net investment income .......................................                            11,464,403

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions .......               950,051
     Change in unrealized appreciation on investments ............               (56,557)
                                                                             -----------
     Net realized and unrealized gain (loss) on investments ......                               893,494
                                                                                             -----------
     Net change in net assets resulting from operations ..........                           $12,357,897
                                                                                             ===========

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED          YEAR ENDED
                                                                                        DECEMBER 31, 2004    DECEMBER 31, 2003
                                                                                        -----------------    -----------------
OPERATIONS:
     Net investment income ...................................................             $  11,464,403        $  11,709,378
     Net realized gain (loss) from securities transactions ...................                   950,051              259,635
     Change in unrealized appreciation on investments ........................                   (56,557)             183,334
                                                                                           -------------        -------------
       Change in net assets from operations ..................................                12,357,897           12,152,347
                                                                                           -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
     Class A Shares:
     Net investment income ...................................................                (9,151,161)          (9,367,500)

     Class C Shares:
     Net investment income ...................................................                  (225,967)            (200,217)

     Class I Shares:
     Net investment income ...................................................                  (239,947)            (146,438)

     Class Y Shares:
     Net investment income ...................................................                (1,763,764)          (1,944,616)
                                                                                           -------------        -------------
       Change in net assets from distributions ...............................               (11,380,839)         (11,658,771)
                                                                                           -------------        -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
     Proceeds from shares sold ...............................................                45,176,081           44,639,694
     Reinvested dividends and distributions ..................................                 5,174,766            5,821,000
     Cost of shares redeemed .................................................               (40,998,605)         (38,277,178)
                                                                                           -------------        -------------
     Change in net assets from capital share transactions ....................                 9,352,242           12,183,516
                                                                                           -------------        -------------

     Change in net assets ....................................................                10,329,300           12,677,092

NET ASSETS:
     Beginning of period .....................................................               287,124,051          274,446,959
                                                                                           -------------        -------------

     End of period* ..........................................................             $ 297,453,351        $ 287,124,051
                                                                                           =============        =============

   * Includes undistributed net investment income of: ........................             $     468,091        $     384,527
                                                                                           =============        =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

      Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sales charge. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with of all the various support organizations to theFund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

      Under the October 1, 2004, Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2004, distribution fees on Class A Shares amounted to $348,547 of which the Distributor retained $8,438.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2004, amounted to $54,943. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2004, amounted to $18,314. The total of these payments with respect to Class C Shares amounted to $73,257 of which the Distributor retained $12,102.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2004, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $22,249 of which $12,714 related to the Plan and $9,535 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2004, total commissions on sales of Class A Shares amounted to $315,473 of which the Distributor received $37,104.

c)    OTHER RELATED PARTY TRANSACTIONS:

      For the year ended December 31, 2004, the Fund incurred $55,624 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Barrett & Hines LLP.

4.    PURCHASES AND SALES OF SECURITIES

      During the year ended December 31, 2004, purchases of securities and proceeds from the sales of securities aggregated $50,200,915 and $40,975,204, respectively.

      At December 31, 2004, the aggregate tax cost for all securities was $278,532,352. At December 31, 2004, the aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $13,222,081 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $37,816 for a net unrealized appreciation of $13,184,265.

5.    PORTFOLIO ORIENTATION

      Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6.    EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7.    CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                                                 YEAR ENDED                           YEAR ENDED
                                                             DECEMBER 31, 2004                     DECEMBER 31, 2003
                                                      ------------------------------        ------------------------------
                                                        SHARES              AMOUNT             SHARES             AMOUNT
                                                        ------              ------             ------             ------
CLASS A SHARES:
   Proceeds from shares sold ...............           1,986,073        $ 21,266,749         2,169,701        $ 23,197,568
   Reinvested distributions ................             404,551           4,328,795           423,111           4,508,492
   Cost of shares redeemed .................          (2,129,569)        (22,709,719)       (2,359,392)        (25,070,993)
                                                      ----------        ------------        ----------        ------------
      Net change ...........................             261,055           2,885,825           233,420           2,635,067
                                                      ----------        ------------        ----------        ------------
CLASS C SHARES:
   Proceeds from shares sold ...............             262,256           2,800,388           285,083           3,053,437
   Reinvested distributions ................              13,189             141,099            12,041             128,176
   Cost of shares redeemed .................            (187,886)         (2,010,343)          (74,572)           (795,113)
                                                      ----------        ------------        ----------        ------------
      Net change ...........................              87,559             931,144           222,552           2,386,500
                                                      ----------        ------------        ----------        ------------
CLASS I SHARES:
   Proceeds from shares sold ...............             283,026           2,993,441           198,482           2,130,432
   Reinvested distributions ................              21,333             227,786            12,722             135,513
   Cost of shares redeemed .................             (14,757)           (156,921)          (21,821)           (232,654)
                                                      ----------        ------------        ----------        ------------
      Net change ...........................             289,602           3,064,306           189,383           2,033,291
                                                      ----------        ------------        ----------        ------------
CLASS Y SHARES:
   Proceeds from shares sold ...............           1,685,639          18,115,503         1,511,098          16,258,257
   Reinvested distributions ................              44,562             477,086            98,382           1,048,819
   Cost of shares redeemed .................          (1,516,929)        (16,121,622)       (1,145,269)        (12,178,418)
                                                      ----------        ------------        ----------        ------------
      Net change ...........................             213,272           2,470,967           464,211           5,128,658
                                                      ----------        ------------        ----------        ------------
Total transactions in Fund
   shares ..................................             851,488        $  9,352,242         1,109,566        $ 12,183,516
                                                      ==========        ============        ==========        ============

8.    TRUSTEES' FEES AND EXPENSES

      During the fiscal year ended December 31, 2004 there were nine trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Each Trustees' fee paid during the year was at the annual rate of $8,750 for carrying out responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended December 31, 2004 such reimbursements averaged approximately $4,550 per Trustee.

9.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10.   INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At December 31, 2004, the Fund had a capital loss carryover of $185,263 which expires on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

      The tax character of distributions:

                                                YEAR ENDED DECEMBER 31,
                                                2004               2003
                                            -----------        -----------
      Net tax-exempt income                 $11,146,096        $11,625,804
      Ordinary income                           234,743             32,967
                                            -----------        -----------
                                            $11,380,839        $11,658,771
                                            ===========        ===========

      As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

      Accumulated net realized loss                          $   (185,263)
      Unrealized appreciation                                  13,184,265
      Undistributed tax-exempt income                             328,636
                                                             ------------
                                                             $ 13,327,638
                                                             ============

      The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                CLASS A
                                                     ---------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
                                                     ---------------------------------------------------------------
                                                        2004         2003           2002          2001          2000
                                                     --------      --------      --------      --------      --------
Net asset value, beginning of period ............    $  10.69      $  10.66      $  10.31      $  10.40      $  10.09
                                                     --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ......................        0.42          0.44          0.47          0.50          0.52
   Net gain (loss) on securities (both
     realized and unrealized) ...................        0.05          0.03          0.35         (0.09)         0.31
                                                     --------      --------      --------      --------      --------
   Total from investment operations .............        0.47          0.47          0.82          0.41          0.83
                                                     --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .........       (0.42)        (0.44)        (0.47)        (0.50)        (0.52)
   Distributions from capital gains .............          --            --            --            --            --
                                                     --------      --------      --------      --------      --------
   Total distributions ..........................       (0.42)        (0.44)        (0.47)        (0.50)        (0.52)
                                                     --------      --------      --------      --------      --------
Net asset value, end of period ..................    $  10.74      $  10.69      $  10.66      $  10.31      $  10.40
                                                     ========      ========      ========      ========      ========

Total return (not reflecting sales charge) ......        4.49%         4.50%         8.15%         4.02%         8.45%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .............................    $232,927      $229,176      $226,014      $201,604      $196,890
   Ratio of expenses to average
     net assets .................................        0.73%         0.72%         0.72%         0.72%         0.74%
   Ratio of net investment income
     to average net assets ......................        3.96%         4.14%         4.82%         4.82%         5.10%
   Portfolio turnover rate ......................       14.31%        17.92%        18.27%        21.44%         6.61%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets .................................        0.73%         0.71%         0.71%         0.70%         0.73%

                                                                                       CLASS C
                                                          ----------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                             2004         2003           2002          2001          2000
                                                          --------      --------      --------      --------      --------
Net asset value, beginning of period ............         $  10.69      $  10.66      $  10.31      $  10.39      $  10.08
                                                          --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ......................             0.33          0.35          0.38          0.41          0.43
   Net gain (loss) on securities (both
     realized and unrealized) ...................             0.04          0.03          0.35         (0.08)         0.31
                                                          --------      --------      --------      --------      --------
   Total from investment operations .............             0.37          0.38          0.73          0.33          0.74
                                                          --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .........            (0.33)        (0.35)        (0.38)        (0.41)        (0.43)
   Distributions from capital gains .............               --            --            --            --            --
                                                          --------      --------      --------      --------      --------
   Total distributions ..........................            (0.33)        (0.35)        (0.38)        (0.41)        (0.43)
                                                          --------      --------      --------      --------      --------
Net asset value, end of period ..................         $  10.73      $  10.69      $  10.66      $  10.31      $  10.39
                                                          ========      ========      ========      ========      ========

Total return (not reflecting sales charge) ......             3.51%         3.62%         7.23%         3.24%         7.54%

Ratios/supplemental data
   Net assets, end of period
     (in thousands) .............................         $  8,166      $  7,197      $  4,804      $  3,355      $  1,861
   Ratio of expenses to average
     net assets .................................             1.58%         1.57%         1.56%         1.56%         1.59%
   Ratio of net investment income
     to average net assets ......................             3.11%         3.26%         3.62%         3.92%         4.24%
   Portfolio turnover rate ......................            14.31%        17.92%        18.27%        21.44%         6.61%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets .................................             1.58%         1.56%         1.55%         1.55%         1.58%

+ Per share amounts have been calculated using the monthly average shares method.

Note: On July 1, 2000, Aquila Management Corporation was appointed as the Fund's
      Investment adviser, assuming investment management responsibilities, replacing Banc One Investment Advisers Corporation the Fund's Investment Sub-Adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   CLASS I
                                                     ---------------------------------------------------
                                                          YEAR ENDED                            PERIOD
                                                          DECEMBER 31,                           ENDED
                                                        2004         2003           2002      12/31/01(1)
                                                     --------      --------      --------     ----------
Net asset value, beginning of period ............    $  10.69      $  10.66      $  10.31      $  10.44
                                                     --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ......................        0.41          0.43          0.46          0.19
   Net gain (loss) on securities (both realized
     and unrealized) ............................        0.03          0.02          0.35         (0.13)
                                                     --------      --------      --------      --------
   Total from investment operations .............        0.44          0.45          0.81          0.06
                                                     --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .........       (0.40)        (0.42)        (0.46)        (0.19)
   Distributions from capital gains .............          --            --            --            --
                                                     --------      --------      --------      --------
   Total distributions ..........................       (0.40)        (0.42)        (0.46)        (0.19)
                                                     --------      --------      --------      --------
Net asset value, end of period ..................    $  10.73      $  10.69      $  10.66      $  10.31
                                                     ========      ========      ========      ========
Total return (not reflecting sales charge) ......        4.24%         4.33%         7.98%         0.58%++
Ratios/supplemental data
   Net assets, end of period
     (in thousands) .............................    $  7,564      $  4,438      $  2,407      $  1,426
   Ratio of expenses to average net assets ......        0.89%         0.88%         0.87%         0.83%*
   Ratio of net investment income to average
     net assets .................................        3.79%         3.95%         4.32%         4.47%*
   Portfolio turnover rate ......................       14.31%        17.92%        18.27%        21.44%++

The expense ratios after giving effect to the
expense offset for uninvested cash balances were:
   Ratio of expenses to average net assets ......        0.89%         0.87%         0.86%         0.82%*

                                                                                       CLASS Y
                                                          ----------------------------------------------------------------

                                                                                YEAR ENDED DECEMBER 31,
                                                          ----------------------------------------------------------------
                                                            2004          2003          2002          2001          2000
                                                          --------      --------      --------      --------      --------
Net asset value, beginning of period ............         $  10.70      $  10.67      $  10.32      $  10.40      $  10.09
                                                          --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income + ......................             0.44          0.46          0.49          0.51          0.53
   Net gain (loss) on securities (both realized
     and unrealized) ............................             0.05          0.03          0.35         (0.07)         0.32
                                                          --------      --------      --------      --------      --------
   Total from investment operations .............             0.49          0.49          0.84          0.44          0.85
                                                          --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .........            (0.44)        (0.46)        (0.49)        (0.52)        (0.54)
   Distributions from capital gains .............               --            --            --            --            --
                                                          --------      --------      --------      --------      --------
   Total distributions ..........................            (0.44)        (0.46)        (0.49)        (0.52)        (0.54)
                                                          --------      --------      --------      --------      --------
Net asset value, end of period ..................         $  10.75      $  10.70      $  10.67      $  10.32      $  10.40
                                                          ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ......             4.65%         4.65%         8.30%         4.28%         8.62%
Ratios/supplemental data
   Net assets, end of period
     (in thousands) .............................         $ 48,795      $ 46,313      $ 41,223      $ 25,585      $ 15,745
   Ratio of expenses to average net assets ......             0.58%         0.57%         0.57%         0.57%         0.59%
   Ratio of net investment income to average
     net assets .................................             4.11%         4.28%         4.63%         4.94%         5.25%
   Portfolio turnover rate ......................            14.31%        17.92%        18.27%        21.44%         6.61%

The expense ratios after giving effect to the
expense offset for uninvested cash balances were:
   Ratio of expenses to average net assets ......             0.58%         0.56%         0.56%         0.55%         0.58%

----------
(1)   For the period August 6, 2001 to December 31, 2001.

+ Per share amounts have been calculated using the monthly average shares method.

++    Not annualized.

*     Annualized.

Note: On July 1, 2000, Aquila Management Corporation was appointed as the Fund's
      Investment adviser, assuming investment management responsibilities, replacing Banc One Investment Advisers Corporation the Fund's Investment Sub-Adviser. Effective January 1, 2004, Aquila Management Corporation, founder of the Fund, assigned its Advisory and Administration Agreement to its wholly-owned subsidiary, Aquila Investment Management LLC.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                         ACTUAL
                      TOTAL RETURN      BEGINNING      ENDING         EXPENSES
                         WITHOUT         ACCOUNT       ACCOUNT      PAID DURING
                    SALES CHARGES(1)      VALUE         VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                    4.20%        $1,000.00     $1,042.00        $3.80
--------------------------------------------------------------------------------
Class C                    3.66%        $1,000.00     $1,036.60        $8.09
--------------------------------------------------------------------------------
Class I                    4.02%        $1,000.00     $1,040.20        $4.62
--------------------------------------------------------------------------------
Class Y                    4.28%        $1,000.00     $1,042.80        $3.03
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.58%, 0.90% AND 0.59% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

FOR THE SIX MONTHS ENDED DECEMBER 31, 2004

                    HYPOTHETICAL
                     ANNUALIZED       BEGINNING       ENDING          EXPENSES
                        TOTAL          ACCOUNT        ACCOUNT       PAID DURING
                       RETURN           VALUE          VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                 5.00%         $1,000.00      $1,021.42         $3.76
--------------------------------------------------------------------------------
Class C                 5.00%         $1,000.00      $1,017.19         $8.01
--------------------------------------------------------------------------------
Class I                 5.00%         $1,000.00      $1,020.61         $4.57
--------------------------------------------------------------------------------
Class Y                 5.00%         $1,000.00      $1,022.17         $3.00
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.58%, 0.90% AND 0.59% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended December 31, 2004, $11,146,096 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 97.937% of total dividends paid during fiscal 2004, were exempt-interest dividends.

      Prior to January 31, 2005, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2004 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila(sm) Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website (www.aquilafunds.com) or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD. The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT
TRUSTEES(1) AND OFFICERS

                                                                                               NUMBER OF
                           POSITIONS                                                           PORTFOLIOS     OTHER DIRECTORSHIPS
                           HELD WITH                                                           IN FUND        HELD BY TRUSTEE
NAME,                      FUND AND       PRINCIPAL                                            COMPLEX(4)     (THE POSITION HELD IS
ADDRESS(2)                 LENGTH OF      OCCUPATION(S)                                        OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH          SERVICE(3)     DURING PAST 5 YEARS                                  BY TRUSTEE     INDICATED OTHERWISE.)
-----------------          ----------     -------------------                                  ----------     ---------------------
INTERESTED TRUSTEES(5)

Lacy B. Herrmann(6)        Founder and    Founder and Chairman of the Board, Aquila            12             Director or trustee,
New York, NY               Chairman of    Management Corporation, the sponsoring                              Pimco Advisors VIT,
(05/12/29)                 the Board of   organization and parent of the Manager or                           Oppenheimer Quest
                           Trustees       Administrator and/or Adviser or Sub-Adviser to                      Value Funds Group,
                           since 1987     each fund of the Aquila(sm) Group of Funds,(7)                      Oppenheimer Small Cap
                                          Chairman of the Manager or Administrator                            Value Fund,
                                          and/or Adviser or Sub-Adviser to each since                         Oppenheimer Midcap
                                          2004, and Founder, Chairman of the Board of                         Fund, and Oppenheimer
                                          Trustees, Trustee and (currently or until                           Rochester Group of
                                          1998) President of each since its                                   Funds.
                                          establishment, beginning in 1984, except
                                          Chairman of the Board of Trustees of Hawaiian
                                          Tax-Free Trust, Pacific Capital Cash Assets
                                          Trust, Pacific Capital Tax-Free Cash Assets
                                          Trust and Pacific Capital U.S. Government
                                          Securities Cash Assets Trust through 2003,
                                          Trustee until 2004 and Chairman of the Board,
                                          Emeritus since 2004; Director of the
                                          Distributor since 1981 and formerly Vice
                                          President or Secretary, 1981-1998; Trustee
                                          Emeritus, Brown University and the Hopkins
                                          School; active in university, school and
                                          charitable organizations.

Diana P. Herrmann          Trustee since  Vice Chair and Chief Executive Officer of Aquila     10             None
New York, NY               1995 and       Management Corporation, Founder of the Aquila(sm)
(02/25/58)                 President      Group of Funds and parent of Aquila Investment
                           since 1999     Management LLC, Manager, since 2004, President
                                          and Chief Operating Officer since 1997, a
                                          Director since 1984, Secretary since 1986 and
                                          previously its Executive Vice President, Senior
                                          Vice President or Vice President, 1986-1997;
                                          Chief Executive Officer and Vice Chair since
                                          2004 and President, Chief Operating Officer and
                                          Manager of the Manager since 2003; Vice Chair,
                                          President, Executive Vice President or Senior
                                          Vice President of funds in the Aquila(sm) Group
                                          of Funds since 1986; Director of the Distributor
                                          since 1997; trustee, Reserve Money-Market Funds,
                                          1999-2000 and Reserve Private Equity Series,
                                          1998-2000; Governor, Investment Company
                                          Institute (2004) and head of its Small Funds
                                          Committee since 2004; active in charitable and
                                          volunteer organizations.

NON-INTERESTED TRUSTEES

Thomas A. Christopher(6)   Trustee        Vice President of Robinson, Hughes &                 2              None
Danville, KY               since 1992     Christopher, C.P.A.s, P.S.C., since 1977;
(12/19/47)                                President, A Good Place for Fun, Inc., a sports
                                          facility, since 1987.

Douglas Dean               Trustee        Founder and Chairman of the Board of Directors,      1              None
Lexington, KY              since 1987     Dean, Dorton & Ford P.S.C., a public accounting
(03/21/49)                                firm, since 1982; active as an officer and
                                          member of various charitable and community
                                          organizations.

Theodore T. Mason          Trustee        Executive Director, East Wind Power Partners LTD     10             Trustee, Pimco
New York, NY               since 1987     since 1994 and Louisiana Power Partners,                            Advisors VIT.
(11/24/35)                                1999-2003; Treasurer, Alumni Association of SUNY
                                          Maritime College since 2004 (President,
                                          2002-2003, First Vice President, 2000-2001,
                                          Second Vice President, 1998-2000) and director
                                          of the same organization since 1997; Director,
                                          STCM Management Company, Inc., 1973-2004; twice
                                          national officer of Naval Reserve Association,
                                          commanding officer of four naval reserve units
                                          and Captain, USNR (Ret); director, The Navy
                                          League of the United States New York Council
                                          since 2002; trustee, The Maritime Industry
                                          Museum at Fort Schuyler, 2000-2004, and the
                                          Maritime College at Fort Schuyler Foundation,
                                          Inc. since 2000.

Anne J. Mills              Trustee        President, Loring Consulting Company since 2001;     4              None
Castle Rock, CO            since 1987     Vice President for Business Affairs, Ottawa
(12/23/38)                                University, 1992-2001; IBM Corporation,
                                          1965-1991; Budget Review Officer, the American
                                          Baptist Churches/USA, 1994-1997; director, the
                                          American Baptist Foundation; Trustee, Ottawa
                                          University; and Trustee Emerita, Brown
                                          University.

William J. Nightingale     Trustee        Retired; formerly Chairman, founder (1975) and       2              Ring's End, Inc.
Rowayton, CT               since 1993     Senior Advisor until 2000 of Nightingale &
(09/16/29)                                Associates, L.L.C., a general management
                                          consulting firm focusing on interim management,
                                          divestitures, turnaround of troubled companies,
                                          corporate restructuring and financial advisory
                                          services.

James R. Ramsey            Trustee         President, University of Louisville since           2              Community Bank and
Louisville, KY             since 1987      November 2002; Professor of Economics,                             Trust, Pikeville, KY
(11/14/48)                                 University of Louisville, 1999-present; Kentucky
                                           Governor's Senior Policy Advisor and State
                                           Budget Director, 1999-2002; Vice Chancellor for
                                           Finance and Administration, the University of
                                           North Carolina at Chapel Hill, 1998 to 1999;
                                           previously Vice President for Finance and
                                           Administration at Western Kentucky University,
                                           State Budget Director for the Commonwealth of
                                           Kentucky, Chief State Economist and Executive
                                           Director for the Office of Financial Management
                                           and Economic Analysis for the Commonwealth of
                                           Kentucky, Adjunct Professor at the University of
                                           Kentucky, Associate Professor at Loyola
                                           University-New Orleans and Assistant Professor
                                           at Middle Tennessee State University.
OFFICERS

Charles E. Childs, III     Executive Vice  Executive Vice President of all funds in the        N/A            N/A
New York, NY               President       Aquila(sm) Group of Funds and the Manager since
(04/01/57)                 since 2003      2003; Senior Vice President, corporate
                                           development, formerly Vice President, Assistant
                                           Vice President and Associate of the Manager's
                                           parent since 1987; Senior Vice President, Vice
                                           President or Assistant Vice President of the
                                           Aquila Money-Market Funds, 1988-2003.

Thomas S. Albright         Senior Vice     Senior Vice President and Portfolio Manager,        N/A            N/A
Louisville, KY             President       Churchill Tax-Free Fund of Kentucky since July
(07/26/52)                 since 2000      2000; Senior Vice President, Tax-Free Fund For
                                           Utah since 2003, Vice President, 2001-2003 and
                                           co-portfolio manager since 2001; Vice President
                                           and backup portfolio manager, Tax-Free Trust of
                                           Arizona, since 2004; Vice President and
                                           Portfolio Manager, Banc One Investment Advisors,
                                           Inc., 1994-2000.

Jerry G. McGrew            Senior Vice     President of the Distributor since 1998,            N/A            N/A
New York, NY               President       Registered Principal since 1993, Senior Vice
(06/18/44)                 since 1994      President, 1997-1998 and Vice President,
                                           1993-1997; Senior Vice President, Aquila Rocky
                                           Mountain Equity Fund and five Aquila Bond Funds
                                           since 1995; Vice President, Churchill Cash
                                           Reserves Trust, 1995-2001.

Todd W. Curtis             Vice President  Senior Vice President and Portfolio Manager,        N/A            N/A
Phoenix, AZ                since 2004      Tax-Free Trust of Arizona, since August 2004;
(06/08/49)                                 Vice President and backup portfolio manager,
                                           Churchill Tax-Free Fund of Kentucky, since 2004;
                                           Vice President and Portfolio Manager, Banc One
                                           Investment Advisors, Inc. and its predecessors,
                                           1981-2004.

James M. McCullough        Vice President  Senior Vice President or Vice President of          N/A            N/A
Portland, OR               since 2000      Aquila Rocky Mountain Equity Fund and four
(06/11/45)                                 Aquila Bond Funds; Senior Vice President of the
                                           Distributor since 2000; Director of Fixed Income
                                           Institutional Sales, CIBC Oppenheimer & Co.
                                           Inc., Seattle, WA, 1995-1999.

Jason T. McGrew            Vice President  Vice President, Churchill Tax-Free Fund of          N/A            N/A
Elizabethtown, KY          since 2001      Kentucky since 2001, Assistant Vice President,
(08/14/71)                                 2000-2001; Investment Broker with Raymond James
                                           Financial Services 1999-2000 and with J.C.
                                           Bradford and Company 1997-1999; Associate Broker
                                           at Prudential Securities 1996-1997.

Robert W. Anderson         Chief           Chief Compliance Officer of the Fund, the           N/A            N/A
New York, NY               Compliance      Manager and the Distributor since 2004,
(08/23/40)                 Officer since   Compliance Officer of the Manager or its
                           2004 and        predecessor and current parent since 1998 and
                           Assistant       Assistant Secretary of the Aquila(sm) Group of
                           Secretary       Funds since 2000; Consultant, The Wadsworth
                           since 2000      Group, 1995-1998.

Joseph P. DiMaggio         Chief Financial Chief Financial Officer of the Aquila(sm) Group     N/A            N/A
New York, NY               Officer since   of Funds since 2003 and Treasurer since 2000;
(11/06/56)                 2003 and        Controller, Van Eck Global Funds, 1993-2000.
                           Treasurer
                           since 2000

Edward M. W. Hines         Secretary       Partner, Hollyer Brady Barrett & Hines LLP,         N/A            N/A
New York, NY               since 1987      legal counsel to the Fund, since 1989; Secretary
(12/16/39)                                 of the Aquila(sm) Group of Funds.

John M. Herndon            Assistant       Assistant Secretary of the Aquila(sm) Group of      N/A            N/A
New York, NY               Secretary       Funds since 1995 and Vice President of the
(12/17/39)                 since 1995      three Aquila Money-Market Funds since 1990;
                                           Vice President of the Manager or its
                                           predecessor and current parent since 1990.

Lori A. Vindigni           Assistant       Assistant Treasurer of the Aquila(sm) Group of      N/A            N/A
New York, NY               Treasurer       Funds since 2000; Assistant Vice President of
(11/02/66)                 since 2000      the Manager or its predecessor and current
                                           parent since 1998; Fund Accountant for the
                                           Aquila(sm) Group of Funds, 1995-1998.

TRUSTEE EMERITUS

Carroll F. Knicely(8)      Trustee         President, Associated Publications Inc,             N/A            N/A
Glasgow, KY                Emeritus        Glasgow, Kentucky; director and member,
(12/08/28)                 since 2004      Executive Board of West Kentucky Corporation
                                           and director and Secretary-Treasurer, South
                                           Gate Plaza, Inc. (owner and developer of
                                           shopping centers and commercial real estate);
                                           director, Vice President and Treasurer, Knicely
                                           and Knicely, Inc. (owner and developer of
                                           rental properties and residential real estate);
                                           former trustee, Cambellsville University;
                                           formerly Secretary of Commerce and Commissioner
                                           of Commerce, Commonwealth of Kentucky.

(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Mr. Herrmann and Ms. Herrmann are interested persons of the Fund, as that term is defined in the 1940 Act, as officers of the Fund and through their affiliations with both the Manager and the Distributor. Each is also an interested person as a member of the immediate family of the other.

(6) Effective January 1, 2005, Mr. Christopher became Chair and Mr. Herrmann became Chairman Emeritus, continuing as Trustee.

(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila(sm) Group of Funds."

(8)   A Trustee Emeritus may attend Trustee meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor or investment adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

FOUNDER

   AQUILA MANAGEMENT CORPORATION

MANAGER

   AQUILA INVESTMENT MANAGEMENT LLC
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES

   Lacy B. Herrmann, Chairman (thru 12/31/04)
   Thomas A. Christopher, Chair (effective 1/01/05)
   Douglas Dean
   Diana P. Herrmann
   Theodore T. Mason
   Anne J. Mills
   William J. Nightingale
   James R. Ramsey

OFFICERS

   Diana P. Herrmann, President
   Thomas S. Albright, Senior Vice President
      and Portfolio Manager
   Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Joseph P. DiMaggio, Chief Financial Officer
      and Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR

   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN

   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT

   PFPC INC.
   760 Moore Road
   King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2004 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various areas, including the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $20,700 in 2004 and $20,100 in 2003.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $8,350 and $8,942 in 2003 and 2004, respectively, for return preparation.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) (a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL TAX-FREE TRUST


By:  /s/  Diana P. Herrmann
---------------------------------
President and Trustee
February 28, 2005


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
February 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
President and Trustee
February 28, 2005

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
February 28, 2005


CHURCHILL TAX-FREE TRUST


EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer and principal
 financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.